UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-04739

                                                     The Zweig Fund, Inc.

(Exact name of registrant as specified in charter)

101 Munson Street

                                                         Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                                   Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 272-2700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

SEPTEMBER 30, 2014 (Unaudited)

Asset Allocation as of September 30, 2014

The following table illustrates asset allocations within certain sectors as a percentage of total investments, net of securities sold short as of September 30, 2014.
Information Technology	20%
Financials	17%
Industrials	16%
Consumer Discretionary	16%
Energy	9%
Health Care	8%
Consumer Staples	4%
Other (includes short-term investments)	10%

Total	100%

($ reported in thousands)

	Number of Shares	Value

COMMON STOCKS—95.7%
Consumer Discretionary—15.4%
Comcast Corp. Class A	124,000	$6,669
Ford Motor Co.	377,000	5,576
Goodyear Tire & Rubber Co. (The)	269,000	6,075
Hasbro, Inc.	66,000	3,630
Las Vegas Sands Corp.	98,000	6,097
Lear Corp.	73,000	6,308
Macy’s, Inc.(3)	118,000	6,865
Michael Kors Holdings Ltd.(2)(3)	87,000	6,211
Time Warner, Inc.	88,000	6,618

		54,049

Consumer Staples—3.9%
Archer-Daniels-Midland Co. (The)	135,000	6,899
PepsiCo, Inc.	72,000	6,702

		13,601

Energy—8.8%
Continental Resources, Inc.(2)	90,000	5,983
Helmerich & Payne, Inc.	66,000	6,459
Schlumberger Ltd.	62,000	6,305
Suncor Energy, Inc.	169,000	6,109
Valero Energy Corp.	129,000	5,969

		30,825

	Number of Shares	Value

Financials—17.1%
Aflac, Inc.	112,000	$6,524
BB&T Corp.	185,000	6,884
BlackRock, Inc.(3)	21,900	7,190
Blackstone Group LP (The)	197,000	6,201
Goldman Sachs Group, Inc. (The)	39,000	7,159
JPMorgan Chase & Co.(3)	112,000	6,747
Lincoln National Corp.	124,000	6,644
Royal Bank of Canada	17,000	1,215
T. Rowe Price Group, Inc.	80,000	6,272
U.S. Bancorp	120,000	5,020

		59,856

Health Care—8.3%
Abbott Laboratories	161,000	6,696
Biogen Idec, Inc.(2)	19,600	6,484
HCA Holdings, Inc.(2)	25,000	1,763
UnitedHealth Group, Inc.	83,000	7,158
Zimmer Holdings, Inc.	69,000	6,938

		29,039

Industrials—16.4%
Alaska Air Group, Inc.	153,000	6,662
Cummins, Inc.	47,000	6,203
Deere & Co.	82,000	6,723
Dover Corp.	73,000	5,864
L-3 Communications Holdings, Inc.	64,000	7,611
Parker Hannifin Corp.	59,000	6,735

See notes to schedule of investments and securities sold short

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

	Number of Shares	Value

Industrials (continued)
Trinity Industries, Inc.	145,000	$6,774
Union Pacific Corp.	68,000	7,373
United Rentals, Inc.(2)	30,000	3,333

		57,278

Information Technology—20.2%
Apple, Inc.	72,100	7,264
Cisco Systems, Inc.	277,000	6,972
EMC Corp.	223,000	6,525
Google, Inc. Class A(2)	5,300	3,119
Google, Inc. Class C(2)	5,300	3,060
Intel Corp.(3)	197,000	6,859
Jabil Circuit, Inc.	346,000	6,979
MasterCard, Inc. Class A	88,000	6,505
NetApp, Inc.	165,000	7,088
Oracle Corp.	165,000	6,316
QUALCOMM, Inc.	91,000	6,804
Texas Instruments, Inc.	66,000	3,148

		70,639

Materials—3.7%
CF Industries Holdings, Inc.	24,700	6,897
Freeport-McMoRan Copper & Gold, Inc.	186,000	6,073

		12,970

Telecommunication Services—1.9%
Verizon Communications, Inc..(3)	131,000	6,549

		6,549
TOTAL COMMON STOCKS (Identified Cost $263,897)		334,806
CLOSED END FUNDS—1.6%
Templeton Dragon Fund, Inc	217,000	5,594
TOTAL CLOSED END FUNDS (Identified Cost $4,233)		5,594
EXCHANGE-TRADED FUNDS—2.0%
ProShares Ultrashort S&P500(2)	284,000	7,007
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $6,914)		7,007
TOTAL LONG TERM INVESTMENTS—99.3%
(Identified Cost $275,044)		347,407

	Number of Shares	Value

SHORT-TERM INVESTMENTS—0.5%
Money Market Mutual Funds—0.5%
Fidelity Money Market Portfolio—Institutional Shares (seven-day effective yield 0.080%)	1,831,349	$1,831
Total Short-Term Investments (Identified Cost $1,831)		1,831
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (Identified Cost $276,875)—99.8%		349,238	(1)
SECURITIES SOLD SHORT—(2.2)%
Consumer Discretionary—(0.6)%
Mattel, Inc.	70,000	(2,146)

		(2,146)

Industrials—(0.7)%
Manitowoc Co., Inc. (The)	112,000	(2,626)

		(2,626)

Information Technology—(0.9)%
Analog Devices, Inc.	62,000	(3,068)

		(3,068)
TOTAL SECURITIES SOLD SHORT (Proceeds $8,899)		(7,840	)(1)
TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT (Identified Cost $267,976)—97.6%		341,398
Other assets and liabilities, net—2.4%		8,376

NET ASSETS—100.0%		$349,774

(1)	Federal Income Tax Information: For tax information at September 30, 2014, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments and Securities Sold Short.
(2)	Non-income producing.
(3)	All or portion of securities segregated as collateral for securities sold short.

See notes to schedule of investments and securities sold short

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

SEPTEMBER 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings (Unaudited)†
United States	94%
Canada	2
China	2
United Kingdom	2
Total	100%
† % of total investments, net of securities sold short, as of September 30, 2014

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2014. (See Security Valuation Note 1A in the Notes to Schedule of Investments and Securities Sold Short):

	Total Value at September 30, 2014	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$334,806	$334,806
Closed End Funds	5,594	5,594
Exchange-Traded Funds	7,007	7,007
Short-Term Investments	1,831	1,831

Total Investments before Securities Sold Short	$349,238	$349,238

Liabilities:
Securities Sold Short	(7,840)	(7,840)

Total Liabilities	$(7,840)	$(7,840)

There are no Level 2 (significant observable input) or Level 3 (significant unobservable input) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See notes to schedule of investments and securities sold short

THE ZWEIG FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

SEPTEMBER 30, 2014 (Unaudited)

Note 1. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation:

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Directors. All internally fair valued securities are approved by a valuation committee appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board, and convenes independently from portfolio management. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Internal fair valuations are ratified by the Board of Directors at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities)

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its

THE ZWEIG FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

SEPTEMBER 30, 2014 (Unaudited)

net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds (“ETFs”), and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, are valued based on inputs observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE, each business day. Both are characterized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income:

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon

THE ZWEIG FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

SEPTEMBER 30, 2014 (Unaudited)

as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

C.	Foreign Currency Translation:

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

D.	Short Sales:

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased by, and any realized loss increased by, the amount of transaction costs. Dividends on short sales are recorded as an expense to the Fund on ex-dividend date. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short may appreciate in value, thereby increasing potential losses.

Investors should also note that the Fund can also gain economic exposure to being short securities by purchasing (being “long”) certain exchange-traded funds (“ETFs”) that seek to be valued inversely to an underlying index. Such ETFs in which the Fund may invest can also be “levered” so as to provide up to three times the economic exposure relative to the change in valuation of an underlying index.

Note 2. Indemnifications

Under the Fund’s organizational documents and related agreements, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

Note 3. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The

THE ZWEIG FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

SEPTEMBER 30, 2014 (Unaudited)

consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 4. Federal Income Tax Information

($ reported in thousands)

At September 30, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Investments	$277,643	$76,262	$(4,667)	$171,595
Securities Sold Short	(8,899)	1,201	(142)	1,059

Note 5. Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events that require recognition or disclosure in these financial statements.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Zweig Fund, Inc.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	November 26, 2014

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	November 26, 2014

* Print the name and title of each signing officer under his or her signature.